FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Jan. 01, 2022
Fair Value Disclosures [Abstract]
Assets and liabilities carried at fair value, measured on a recurring basis
The following table provides the assets and liabilities carried at fair value, measured on a recurring basis, as of January 1,
2022:

		Fair Value Measurements Using
(In millions)	Total	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets

Investments	$33.9	$27.1	$6.8	$–
Derivative assets	7.1	.6	6.5	–
Bank drafts	14.1	14.1	–	–
Liabilities
Cross-currency swap	$10.3	$–	$10.3	$–
Derivative liabilities	3.6	–	3.6	–
Contingent consideration liabilities	7.6	–	–	7.6
The following table provides the assets and liabilities carried at fair value, measured on a recurring basis, as of

January 2, 2021:

		Fair Value Measurements Using
(In millions)	Total	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs ( Level 3)
Assets
Investments	$33.6	$27.4	$6.2	$–
Derivative assets	5.2	.1	5.1	–
Bank drafts	12.8	12.8	–	–
Liabilities
Cross-currency swap	$36.7	$–	$36.7	$–
Derivative liabilities	9.5	.3	9.2	–

Summary of activity related to contingent consideration
The activity related to contingent consideration in 2021 is shown below.

(In millions)
Acquisition	$11.6
Payments	(2.6)
Adjustments	(1.4)
Balance at year end	$7.6
In addition to the investments
described
above, we also hold venture investments in privately held companies and utilize the measurement alternative for equity investments that do not have readily determinable fair values, measuring these investments at cost less impairment plus or minus observable price changes in orderly transactions. We recognized net gains of $23 million and $5.4 million in 2021 and 2020, respectively, in “Other expense (income), net” in the Consolidated Income Statements related to these venture investments. The total carrying values of our venture investments were $49.3 million and $22 million as of January 1, 2022 and January 2, 2021, respectively, and included in “Other assets” in the Consolidated Balance Sheets.